Condensed Consolidated Balance Sheets (Parenthetical)	Feb. 10, 2023	Feb. 09, 2023	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Accumulated depreciation | $			$ 119,730	$ 114,766	$ 167,848
Debt discount, current | $			$ 0	102,309
Debt discount, noncurrent | $				$ 143,847
Preferred stock, shares authorized			350,000	300,000	350,000
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Common stock, par value (per share) | $ / shares			$ 0.001	$ 0.001
Common stock, shares authorized			75,000,000	75,000,000	75,000,000
Common stock, shares issued			10,378,238	2,908,578	2,858,244
Common stock, shares outstanding			10,378,238	2,908,578	2,858,244
Reverse stock spilt effective from February 10, 2023	0.067	0.067
Subsequent Event
Reverse stock spilt effective from February 10, 2023	0.067	0.067
Series D Preferred Stock
Temporary equity per share | $ / shares			$ 0.001	$ 0.001
Temporary equity authorized			0	50,000
Temporary equity Issued			0	0
Temporary equity Outstanding			0	0
Temporary equity, Liquidation Preference | $				$ 43